SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Oct. 31, 2011
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

Net cash paid for income taxes was $22 million in 2011, $48 million in 2010, and $113 million in 2009. Cash paid for interest was $95 million in 2011, $89 million in 2010 and $88 million in 2009.